Shareholders’ Equity (Details) - USD ($)			12 Months Ended
	May 10, 2024	Apr. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares authorized			5,000,000,000	5,000,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.00001	$ 0.00001
Percentage of after tax profits			10.00%
Statutory reserves, percentage			50.00%
Statutory reserve (in Dollars)				$ 465,572
Ordinary shares, shares issued			6,839,600	5,000,000
Gross proceeds (in Dollars)	$ 630,000	$ 4,200,000	$ 3,293,096
Underwriter warrants left unexercised			34,125
Underwriters [Member]
Shareholders’ Equity [Line Items]
Ordinary shares per share (in Dollars per share)						$ 4.8
Warrant [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Underwriter warrants were exercised			26,250
Mingteng International [Member]
Shareholders’ Equity [Line Items]
Statutory reserves, percentage					50.00%
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Offering price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 4,200,000
Net proceeds (in Dollars)	$ 3,293,096
Exercise of underwriter warrants			12,100
Common Stock [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	157,500	1,050,000
IPO [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)	$ 4	$ 4
IPO [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares						52,500
Over-Allotment Option [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares						7,875
Over-Allotment Option [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	0.00001
Offering price per share (in Dollars per share)	$ 4
Gross proceeds (in Dollars)	$ 630,000